Schedule of other income (Details) $ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2025 SGD ($)	Jun. 30, 2024 SGD ($)
Other Income
Government grants	$ 16	$ 20	$ 28
Others	19	25	15
Total Other income	$ 35	$ 45	$ 43